Dividends-Additional Information (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended	60 Months Ended
	Mar. 31, 2023	Dec. 31, 2018 USD ($) $ / shares	Mar. 14, 2023	Mar. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016
Dividends Payable [Line Items]
Target percentage used to determine annual variable dividend		33.33%			33.33%	33.33%
Gainshare factor used to determine annual variable dividend		1.91			1.79	1.67
Dividends, Preferred Stock, Cash | $		$ 13.5
Series B Preferred Stock
Dividends Payable [Line Items]
Preferred Stock, Shares Issued | shares				500,000
Preferred Stock, Liquidation Preference Per Share				$ 1,000	$ 0
Preferred Stock, Dividends Per Share, Declared		$ 27.024
Forecast | Series B Preferred Stock
Dividends Payable [Line Items]
Preferred Stock, Dividend Rate, Percentage			5.375%
London Interbank Offered Rate (LIBOR) [Member] | Forecast | Series B Preferred Stock
Dividends Payable [Line Items]
Preferred Stock, Basis Spread on Variable Rate	2.539%